Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
BALANCE SHEETS
As at December 31, 2020 and 2019

	As at December 31, 2020	As at December 31, 2019
	($ in millions, except per share amounts)
ASSETS
Fixed income maturities (trading)	—	75.6
Cash and cash equivalents	92.4	37.4
Investments in subsidiaries (1)	3,325.6	2,973.6
Intercompany funds due from affiliates	0.7	0.1
Right-of-use operating lease assets	1.0	1.4
Other assets	6.4	6.9
Total assets	$3,426.1	$3,095.0
LIABILITIES
Accrued expenses and other payables	24.3	7.2
Intercompany funds due to affiliates	103.4	61.2
Long-term debt	299.9	299.8
Operating lease liabilities	0.9	1.3
Total liabilities	$428.5	$369.5
SHAREHOLDERS’ EQUITY
Ordinary Shares:
60,395,839 shares of par value $0.01 each (December 31, 2019 — 60,395,839)	$0.6	$0.6
Preference Shares:
11,000,000 5.950% shares of par value 0.15144558¢ each (December 31, 2019 — 11,000,000)	—	—
10,000,000 5.625% shares of par value 0.15144558¢ each (December 31, 2019 — 10,000,000)	—	—
10,000,000 5.625% depositary shares of par value 0.15144558¢ each (December 31, 2019 —10,000,000)	—	—
Additional paid in capital	1,469.7	1,201.7
Retained earnings	1,425.7	1,514.6
Accumulated other comprehensive income, net of taxes:
Unrealized gains on investments	186.8	84.5
Gain/(loss) on derivatives	4.6	4.3
Gains on foreign currency translation	(89.8)	(80.2)
Total accumulated other comprehensive income	101.6	8.6
Total shareholders’ equity	2,997.6	2,725.5
Total liabilities and shareholders’ equity	$3,426.1	$3,095.0
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(1)    The Company’s investment in subsidiaries are accounted for under the equity method and adjustments to the carrying value of these investments are made based on the Company’s share of capital, including share of income and expenses. Changes in the value were recognized in realized and unrealized investment gains and losses in the statement of operations.

ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
For the Twelve Months Ended December 31, 2020, 2019 and 2018

	Twelve Months Ended December 31, 2020	Twelve Months Ended December 31, 2019	Twelve Months Ended December 31, 2018
	($ in millions)
Operating Activities:
Equity in net earnings of subsidiaries and other investments, equity method	$(92.1)	$(415.1)	$(371.3)
Dividend income	141.5	270.0	340.3
Net realized and unrealized investment gains/(losses)	2.5	2.6	(5.1)
Total revenues	51.9	(142.5)	(36.1)
Expenses:
General, administrative and corporate expenses	(74.6)	(70.2)	(83.8)
Interest expense	(14.3)	(25.7)	(25.9)
Other expense	(3.1)	(3.3)	—
(Loss) from operations before income tax	(40.1)	(241.7)	(145.8)
Income tax	—	—	—
Net (loss)	(40.1)	(241.7)	(145.8)
Amount attributable to non-controlling interest	—	1.2	(1.0)
Net (loss) attributable to Aspen Insurance Holdings Limited ordinary shareholders	(40.1)	(240.5)	(146.8)
Other comprehensive Income/(loss), net of taxes:
Change in unrealized gains on investments	102.3	151.3	(76.5)
Net change from current period hedged transactions	0.3	4.0	(1.8)
Change in foreign currency translation adjustment	(9.6)	(24.8)	12.3
Other comprehensive income/(loss), net of tax	93.0	130.5	(66.0)
Comprehensive Income / (loss)	$52.9	$(110.0)	$(212.8)
ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF CASH FLOWS
For the Twelve Months Ended December 31, 2020, 2019 and 2018

	Twelve Months Ended December 31, 2020	Twelve Months Ended December 31, 2019	Twelve Months Ended December 31, 2018
	($ in millions)
Cash Flows From/(Used In) Operating Activities:
Net income (1) (excluding equity in net earnings of subsidiaries)	$52.0	$174.6	$224.5
Adjustments:
Share-based compensation expenses	—	—	10.1
Realized and unrealized losses/(gains)	1.5	9.6	(0.7)
Loss on derivative contracts	(0.3)	(4.0)	1.8
Amortization of right-to-use operating lease assets	0.4	0.3	—
Interest on operating lease liabilities	(0.4)	0.2	—
Change in other assets	0.5	2.1	(0.2)
Change in accrued expenses and other payables	15.9	(51.2)	51.1
Change in intercompany activities	41.6	(59.0)	63.9
Change in operating lease liabilities	—	(0.5)	—
Net cash generated by operating activities	111.2	72.1	350.5
Cash Flows From/(Used in) Investing Activities:
Proceeds/(purchases) of fixed income securities	75.6	(75.6)	79.4
Investment in subsidiaries	(87.3)	(82.7)	(215.9)
Repayment of loan notes issued by Silverton	—	—	18.6
Net cash (used in) investing activities	(11.7)	(158.3)	(117.9)
Cash Flows From/(Used in) Financing Activities:
Proceeds from issuance of ordinary shares, net of issuance costs	—	1.4	2.7
Proceeds from issuance of preference shares, net of issuance costs	—	241.6	—
Ordinary share repurchase	—	(0.1)	—
Ordinary and preference share dividends paid	(44.5)	(35.9)	(73.4)
Repayment of long-term debt issued by Silverton	—	(7.7)	—
Make-whole payment	—	(5.5)	(8.6)
Minority interest buy-out	—	(0.8)	—
Long-term debt redeemed	—	(125.0)	(125.0)
Cash paid for tax withholding purposes	—	—	(4.7)
Net cash (used in)/from financing activities	(44.5)	68.0	(209.0)
Increase/(decrease) in cash and cash equivalents	55.0	(18.2)	23.6
Cash and cash equivalents — beginning of period	37.4	55.6	32.0
Cash and cash equivalents — end of period	$92.4	$37.4	$55.6
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(1)    Net income has been adjusted for the proportion due to non-controlling interest.